Stock Option and Purchase Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Summary of stock option activity under our stock incentive plan
Shares, Beginning Balance	185,242	271,455	332,800
Shares, Granted	10,000	40,000	40,000
Shares, Exercised	(22,746)	(92,256)	(55,845)
Shares, Expired		(22,500)	(41,500)
Shares, Terminated	(8,589)	(11,457)	(4,000)
Shares, Ending Balance	163,907	185,242	271,455
Shares, Exercisable	91,103	76,699	139,955
Shares of common stock available for grant	253,989
Weighted Average Exercise Price, Beginning Balance	$ 24.73	$ 27.19	$ 28.19
Weighted Average Exercise Price, Granted	79.73	38.71	25.64
Weighted Average Exercise Price, Exercised	20.83	29.08	13.78
Weighted Average Exercise Price, Expired		58.33	52.68
Weighted Average Exercise Price, Terminated	37.43	30.61	17.59
Weighted Average Exercise Price, Ending Balance	27.97	24.73	27.19
Weighted Average Exercise Price, Exercisable	$ 19.86	$ 16.91	$ 29.95
Weighted Average Remaining Contractual Term, Outstanding, June 28, 2015	5 years 9 months 18 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 1 month 6 days	4 years 3 months 18 days	4 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding, June 28, 2015	$ 7,018
Aggregate Intrinsic Value, Exercisable	$ 4,592	$ 3,769	$ 2,104